PAINEWEBBER    BALANCED FUND

            PERFORMANCE RESULTS (UNAUDITED)

                        NET ASSET VALUE                 TOTAL RETURN/1/
                -------------------------------- -----------------------------
                                                   12 MONTHS       6 MONTHS
                 08/31/96 02/29/96      08/31/95 ENDED 08/31/96 ENDED 08/31/96
------------------------------------------------------------------------------
Class A Shares   $10.27     $10.85     $10.96          8.33%         0.03%
------------------------------------------------------------------------------
Class B Shares    10.42      11.00      11.07          7.70         (0.30)
------------------------------------------------------------------------------
Class C Shares    10.29      10.88      10.97          7.54         (0.38)
------------------------------------------------------------------------------
Performance Summary Class A Shares
                 NET ASSET VALUE
                ------------------ CAPITAL GAINS                        TOTAL
PERIOD COVERED  BEGINNING   ENDING  DISTRIBUTED  DIVIDENDS PAID      RETURN/1/
------------------------------------------------------------------------------
07/01/91-
 12/31/91        $10.09   $  11.02    $  --         $0.2293            11.53%
------------------------------------------------------------------------------
1992              11.02      11.24       --          0.3414             5.18
------------------------------------------------------------------------------
1993              11.24      11.94     0.7771        0.2510            15.63
------------------------------------------------------------------------------
1994              11.94       9.32     1.2011        0.2311            (9.88)
------------------------------------------------------------------------------
1995               9.32      10.41     0.7468        0.3100            23.16
------------------------------------------------------------------------------
01/01/96-
 08/31/96         10.41      10.27     0.4832        0.1005             4.26
------------------------------------------------------------------------------
                          Totals:     $3.2082       $1.4633
------------------------------------------------------------------------------
                       CUMULATIVE TOTAL RETURN AS OF 08/31/96 :  56.93%
------------------------------------------------------------------------------

Performance Summary Class B Shares

                 NET ASSET VALUE
                ------------------ CAPITAL GAINS                        TOTAL
PERIOD COVERED  BEGINNING   ENDING  DISTRIBUTED  DIVIDENDS PAID      RETURN/1/
------------------------------------------------------------------------------
12/12/86-
 12/31/86        $10.00     $ 9.76    $  --         $  --              (2.40)%
------------------------------------------------------------------------------
1987               9.76       9.27     0.1687        0.4407             1.21
------------------------------------------------------------------------------
1988               9.27       9.79       --          0.5225            11.34
------------------------------------------------------------------------------
1989               9.79      10.03     0.1286        0.6768            10.84
------------------------------------------------------------------------------
1990              10.03       9.60     0.0021        0.6200             1.94
------------------------------------------------------------------------------
1991               9.60      11.01       --          0.3478            18.52
------------------------------------------------------------------------------
1992              11.01      11.28       --          0.2146             4.46
------------------------------------------------------------------------------
1993              11.28      12.02     0.7771        0.1173            14.66
------------------------------------------------------------------------------
1994              12.02       9.43     1.2011        0.1189           (10.51)
------------------------------------------------------------------------------
1995               9.43      10.57     0.7468        0.2049            22.27
------------------------------------------------------------------------------
01/01/96-
 08/31/96         10.57      10.42     0.4832        0.0651             3.76
------------------------------------------------------------------------------
                          Totals:     $3.5076       $3.3286
------------------------------------------------------------------------------
                       CUMULATIVE TOTAL RETURN AS OF 08/31/96 :  104.40%
------------------------------------------------------------------------------

Performance Summary Class C Shares

                 NET ASSET VALUE
                ------------------ CAPITAL GAINS                        TOTAL
PERIOD COVERED  BEGINNING   ENDING  DISTRIBUTED  DIVIDENDS PAID      RETURN/1/
------------------------------------------------------------------------------
07/02/92-
 12/31/92        $10.86     $11.25    $  --         $0.1619             5.08 %
------------------------------------------------------------------------------
1993              11.25      11.94     0.7771        0.1728            14.79
------------------------------------------------------------------------------
1994              11.94       9.35     1.2011        0.1313           (10.48)
------------------------------------------------------------------------------
1995               9.35      10.45     0.7468        0.2188            22.15
------------------------------------------------------------------------------
01/01/96-
 08/31/96         10.45      10.29     0.4832        0.0662             3.72
------------------------------------------------------------------------------
                          Totals:     $3.2082       $0.7510
------------------------------------------------------------------------------

                       CUMULATIVE TOTAL RETURN AS OF 08/31/96 :  36.79%
--------------------------------------------------------------------------------
/1Figures/assume reinvestment of all dividends and capital gains distributions at net asset value on the payable date, and do not include sales charges; results would be lower for each Class if sales charges were included.
The data above represents past performance of the Fund's shares, which is no guarantee of future results. The principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

PAINEWEBBER    BALANCED FUND

            PORTFOLIO OF INVESTMENTS                            AUGUST 31, 1996

 NUMBER OF
  SHARES                                                               VALUE
 ---------                                                          ------------
 COMMON STOCKS - 52.87%
 Agriculture, Food & Beverage - 0.73%
  30,000   IBP, Incorporated......................................  $    701,250
   7,300   Phillip Morris Companies Incorporated..................       655,175
                                                                    ------------
                                                                       1,356,425
                                                                    ------------
 Airlines - 1.38%
  30,000   America West Airlines Incorporated*....................       401,250
  21,329   AMR Corporation*.......................................     1,748,978
   9,000   UAL Corporation*.......................................       432,000
                                                                    ------------
                                                                       2,582,228
                                                                    ------------
 Apparel, Retail - 0.43%
  25,000   TJX Companies, Incorporated............................       800,000
                                                                    ------------
 Apparel, Textiles - 0.29%
   5,000   Nike Incorporated .....................................       540,000
                                                                    ------------
 Banks - 4.83%
  50,000   Bank of New York Company Incorporated..................     1,393,750
  15,000   BankAmerica Corporation................................     1,162,500
  30,000   Barnett Banks Incorporated.............................     1,968,750
  17,000   CCB Financial Corporation..............................       905,250
  29,600   Chase Manhattan Corporation............................     2,201,500
  10,000   Citicorp...............................................       832,500
   6,500   NationsBank Corporation................................       553,313
                                                                    ------------
                                                                       9,017,563
                                                                    ------------
 Chemicals - 2.68%
  25,000   Allied-Signal, Incorporated............................     1,543,750
  11,000   Dow Chemical Company...................................       877,250
  40,000   IMC Global Incorporated................................     1,720,000
  11,000   Olin Corporation.......................................       871,750
                                                                    ------------
                                                                       5,012,750
                                                                    ------------
 Computer Hardware - 3.46%
  10,000   3Com Corporation*......................................       467,500
  20,000   Cisco Systems, Incorporated*...........................     1,055,000
  35,000   Compaq Computer Corporation*...........................     1,981,875
  20,000   Sun Microsystems Incorporated*.........................     1,087,500
  25,000   Western Digital Corporation*...........................       878,125
  18,000   Xerox Corporation......................................       987,750
                                                                    ------------
                                                                       6,457,750
                                                                    ------------
 Computer Software - 1.44%
   7,500   Cadence Design Systems Incorporated*...................       222,187
  22,500   Computer Associates International Incorporated.........     1,181,250
   4,000   Microsoft Corporation*.................................       490,000
   4,000   Sterling Commerce Incorporated*........................       124,000
  10,000   Sterling Software Incorporated*........................       678,750
                                                                    ------------
                                                                       2,696,187
                                                                    ------------

PAINEWEBBER     BALANCED FUND


 NUMBER OF
  SHARES                                                               VALUE
 ---------                                                          ------------
 COMMON STOCKS - (CONTINUED)
 Defense/Aerospace - 4.71%
  16,000   General Dynamics Corporation...........................  $  1,026,000
  20,000   ITT Industries Incorporated............................       457,500
  15,000   Lockheed Martin Corporation............................     1,261,875
  28,000   Loral Space Communications Corporation*................       392,000
  24,000   McDonnell Douglas Corporation..........................     1,203,000
  19,000   Raytheon Company.......................................       978,500
  15,000   Rockwell International Corporation.....................       780,000
  24,000   United Technologies Corporation........................     2,706,000
                                                                    ------------
                                                                       8,804,875
                                                                    ------------
 Diversified Retail - 1.99%
  82,500   Dayton Hudson Corporation..............................     2,846,250
  25,000   Federated Department Stores, Incorporated*.............       865,625
                                                                    ------------
                                                                       3,711,875
                                                                    ------------
 Drugs & Medicine - 2.98%
  12,000   Bristol-Myers Squibb Company...........................     1,053,000
  10,000   Cardinal Health Incorporated...........................       733,750
  16,000   Pfizer, Incorporated...................................     1,136,000
  10,000   Rhone-Poulenc Rorer Incorporated.......................       703,750
  15,000   Schering-Plough Corporation............................       838,125
  19,000   Smithkline Beecham, plc ADS............................     1,106,750
                                                                    ------------
                                                                       5,571,375
                                                                    ------------
 Electric Utilities - 1.77%
  35,000   CMS Energy Corporation.................................     1,045,625
  18,000   FPL Group, Incorporated................................       796,500
  40,000   Public Service Company of New Mexico...................       780,000
  30,000   Unicom Corporation.....................................       690,000
                                                                    ------------
                                                                       3,312,125
                                                                    ------------
 Energy Reserves & Production - 1.81%
  15,000   Louisiana Land & Exploration Company...................       853,125
  15,000   Mobil Corporation......................................     1,691,250
  25,000   PanEnergy Corporation..................................       828,125
                                                                    ------------
                                                                       3,372,500
                                                                    ------------
 Financial Services - 1.95%
  20,000   American Express Company...............................       875,000
  15,000   Household International, Incorporated..................     1,188,750
  22,500   Irvine Apartment Communities Incorporated..............       506,250
  22,500   Oasis Residential Incorporated.........................       492,188
   6,700   Textron Incorporated...................................       572,012
                                                                    ------------
                                                                       3,634,200
                                                                    ------------
 Forest Products, Paper - 1.17%
  12,000   Champion International Corporation.....................       516,000
  20,000   International Paper Company............................       800,000
  50,800   Shorewood Packaging Corporation........................       863,600
                                                                    ------------
                                                                       2,179,600
                                                                    ------------
 Food Retail - 0.49%
  25,000   Safeway Incorporated*..................................       906,250
                                                                    ------------

PAINEWEBBER     BALANCED FUND


 NUMBER OF
  SHARES                                                               VALUE
 ---------                                                          ------------
 COMMON STOCKS - (CONTINUED)
 Hotels - 0.64%
  24,000   Bally Entertainment Group*.............................  $    654,000
  10,000   Marriott International, Incorporated...................       548,750
                                                                    ------------
                                                                       1,202,750
                                                                    ------------
 Household Products - 0.39%
  28,000   Dial Corporation.......................................       322,000
  28,000   Viad Corporation.......................................       399,000
                                                                    ------------
                                                                         721,000
                                                                    ------------
 Industrial Service & Supply - 0.53%
  50,000   ADT Limited*...........................................       981,250
                                                                    ------------
 Information & Computer Services - 0.17%
  28,800   Computervision Corporation*............................       201,600
   2,500   Omnicom Group..........................................       113,438
                                                                    ------------
                                                                         315,038
                                                                    ------------
 Leisure - 0.26%
  18,750   Mattel Incorporated....................................       494,531
                                                                    ------------
 Life Insurance - 1.67%
  30,000   Reliastar Financial Corporation........................     1,323,750
  13,500   SunAmerica Incorporated................................       919,688
  20,000   Travelers Group Incorporated...........................       867,500
                                                                    ------------
                                                                       3,110,938
                                                                    ------------
 Long Distance & Phone Companies - 0.43%
  20,000   Sprint Corporation.....................................       812,500
                                                                    ------------
 Manufacturing-General - 1.34%
  35,000   Ingersoll Rand Company.................................     1,496,250
  20,000   Varity Corporation*....................................     1,005,000
                                                                    ------------
                                                                       2,501,250
                                                                    ------------
 Manufacturing-High Technology - 0.47%
  16,900   United States Robotic Corporation*.....................       887,250
                                                                    ------------
 Medical Products - 0.46%
  12,000   Johnson & Johnson......................................       591,000
   7,500   U.S. Surgical Corporation..............................       273,750
                                                                    ------------
                                                                         864,750
                                                                    ------------
 Medical Providers - 1.54%
  20,000   HEALTHSOUTH Corporation*...............................       647,500
  50,000   Humana Incorporated*...................................       937,500
  50,000   Ornda Healthcorp*......................................     1,287,500
                                                                    ------------
                                                                       2,872,500
                                                                    ------------
 Mining & Metals - 0.69%
  25,000   Freeport-McMoran Copper & Gold, Incorporated...........       734,375
  20,000   USX-U.S. Steel Group, Incorporated.....................       550,000
                                                                    ------------
                                                                       1,284,375
                                                                    ------------

PAINEWEBBER     BALANCED FUND


 NUMBER OF
  SHARES                                                               VALUE
 ---------                                                          ------------
 COMMON STOCKS - (CONCLUDED)
 Motor Vehicles - 1.67%
   20,000  Borg Warner Automotive Incorporated....................  $    750,000
   25,600  Breed Technologies Incorporated........................       681,600
   20,000  Lear Corporation*......................................       767,500
   10,000  TRW, Incorporated......................................       925,000
                                                                    ------------
                                                                       3,124,100
                                                                    ------------
 Oil Refining - 3.02%
   20,000  Coastal Corporation ...................................       792,500
   13,000  DuPont (E.I.) deNemours & Company......................     1,067,625
  100,000  Repsol S.A., ADR*......................................     3,262,500
   15,000  Tejas Gas Corporation*.................................       521,250
                                                                    ------------
                                                                       5,643,875
                                                                    ------------
 Oil Services - 2.31%
   15,000  Diamond Offshore Drilling Incorporated*................       765,000
   50,000  Forest Oil Corporation*................................       706,250
   40,000  Halliburton Company....................................     2,105,000
   50,000  Nabors Industries Incorporated*........................       743,750
                                                                    ------------
                                                                       4,320,000
                                                                    ------------
 Other Insurance - 2.02%
   25,000  Ace Limited............................................     1,165,625
   35,000  Allstate Corporation...................................     1,561,875
   11,000  American International Group Incorporated..............     1,045,000
                                                                    ------------
                                                                       3,772,500
                                                                    ------------
 Publishing - 0.33%
   20,000  New York Times Company, Class A........................       625,000
                                                                    ------------
 Railroads - 0.15%
    4,000  Consolidated Rail, Incorporated........................       272,500
                                                                    ------------
 Real Property - 1.23%
   22,500  Avalon Properties Incorporated.........................       514,687
   16,000  Chelsea GCA Realty Incorporated .......................       466,000
   16,000  Equity Residential Properties Trust....................       566,000
    7,000  Starwood Lodging Trust.................................       266,000
   22,500  Wellsford Residential Property.........................       486,563
                                                                    ------------
                                                                       2,299,250
                                                                    ------------
 Specialty Retail - 1.44%
   13,500  Consolidated Stores Corporation*.......................       513,000
   24,125  Dollar General Corporation.............................       778,031
   40,000  Eckerd Jack Corporation Delaware*......................       980,000
   20,000  Waban Incorporated*....................................       425,000
                                                                    ------------
                                                                       2,696,031
                                                                    ------------
 Total Common Stocks (cost - $88,155,351)..........................   98,757,091
                                                                    ------------

PAINEWEBBER     BALANCED FUND


 NUMBER OF
  SHARES                                                               VALUE
 ---------                                                          ------------
 PREFERRED STOCK - 1.47%
 Apparel, Retail - 0.21%
   2,200   TJX Companies, Incorporated............................  $    400,400
                                                                    ------------
 Miscellaneous - 0.54%
  20,000   BCP International Limited..............................       995,000
                                                                    ------------
 Financial Services - 0.39%
  15,000   Devon Financing Trust+.................................       735,000
                                                                    ------------
 Precious Metals - 0.33%
  36,000   Coeur d'Alene Mines Corporation........................       621,000
                                                                    ------------
 Total Preferred Stock (cost - $2,891,948).........................    2,751,400
                                                                    ------------

 PRINCIPAL
  AMOUNT                                   MATURITY          INTEREST
   (000)                                     DATES            RATES
 ---------                            ------------------- --------------
 CORPORATE BONDS - 7.71%
 Banks - 0.87%

           Bankers Trust N.Y.
  $ 1,100   Corporation............        05/01/05           8.250%        1,138,532
      510  First Union Corporation.        08/01/05           7.050           491,850
                                                                         ------------
                                                                            1,630,382
                                                                         ------------
 Financial Services - 3.66%
           Associates Corporation
    1,300   of North America.......        11/01/97           7.750         1,320,476
           Commercial Credit Group
      700   Incorporated...........        03/15/02           7.375           702,954
           Ford Motor Credit
    1,600   Company................        01/25/01           5.750         1,516,824
           General Motors
    1,000   Acceptance Corporation.        10/01/02           6.625           963,144
           Santander Finance
    1,610   Issuances..............        07/15/05           6.800         1,518,154
      855  Swiss Bank Corporation..        07/15/25           7.500           815,490
                                                                         ------------
                                                                            6,837,042
                                                                         ------------
 Freight, Air, Sea, Land - 0.93%
           United Parcel Service of
    1,600   America, Incorporated..        04/01/20           8.375         1,731,915
                                                                         ------------
 Life Insurance - 1.16%
           Equitable Life Assurance
    1,400   Society, USA+..........        12/01/05           6.950         1,322,695
           Prudential Insurance
      870   Company of America+....        07/01/25           8.300           841,260
                                                                         ------------
                                                                            2,163,955
                                                                         ------------
 Long Distance & Phone Companies -
   0.52%
    1,025  ALLTEL Corporation......        09/15/05           6.750           978,388
                                                                         ------------
 Securities & Asset Management -
   0.57%
           Lehman Brothers Holdings
    1,100   Incorporated...........        09/15/03           7.125         1,062,034
                                                                         ------------
 Total Corporate Bonds (cost -
   $14,942,795).....................                                       14,403,716
                                                                         ------------

PAINEWEBBER     BALANCED FUND


 PRINCIPAL
  AMOUNT                                    MATURITY          INTEREST
   (000)                                     DATES             RATES         VALUE
 ---------                            -------------------- -------------- ------------
 CONVERTIBLE BONDS - 0.74%
 Computer Hardware - 0.50%
  $ 1,000  Quantum Corporation+....         03/01/03           5.000%     $    930,000
                                                                          ------------
 Drugs & Medicine - 0.08%
           North American Vaccine
      150   Incorporated+..........         05/01/03           6.500           155,625
                                                                          ------------
 Environmental Services - 0.16%
           Molten Metal Technology
      300   Incorporated+..........         05/01/06           5.500           297,000
                                                                          ------------
 Total Convertible Bonds (cost -
   $1,453,629)......................                                         1,382,625
                                                                          ------------
 MORTGAGE BACKED SECURITIES - 7.27%
           Federal Home Loan
      476   Mortgage Corporation...         05/01/19           7.655           487,200
           Federal National
    1,949   Mortgage Association...   01/01/26 to 02/01/26     7.500         1,907,277
           Federal National
            Mortgage Association
    9,900   TBA....................           TBA          7.000 to 7.500    9,581,903
           FNMA REMIC, Trust 1996-
      899   M-4, Class A**.........         03/17/17           7.750           903,470
           Morgan Stanley Capital 1
      738   Incorporated+..........         10/15/10           6.476           709,538
                                                                          ------------
    Total Mortgage Backed Securities
 (cost - $13,861,325)...............                                        13,589,388
                                                                          ------------
 U.S. GOVERNMENT OBLIGATIONS -
   23.78%
           United States Treasury
    5,000   Bills..................         09/12/96       4.910 to 4.960    4,992,453
           United States Treasury
   33,614   Notes..................   11/30/96 to 02/15/05 5.250 to 7.750   34,313,979
           United States Treasury
    5,260   Bonds..................   02/15/25 to 08/15/25 6.875 to 7.625    5,114,805
                                                                          ------------
   Total U.S. Government Obligations
 (cost - $45,098,758)...............                                        44,421,237
                                                                          ------------
 REPURCHASE AGREEMENTS - 9.63%
    8,991  Repurchase agreement
            dated 08/30/96 with
            Salomon Brothers, Inc.,
            collateralized by
            $6,604,000 U.S.
            Treasury Bonds,
            12.000%, due 08/15/13;
            proceeds: $8,996,195...         09/03/96           5.200         8,991,000
    9,000  Repurchase agreement
            dated 08/30/96 with
            State Street Bank &
            Trust Co.,
            collateralized by
            $8,975,000 U.S.
            Treasury Notes, 6.125%,
            due 03/31/98; proceeds:
            $9,005,210.............         09/03/96           5.210         9,000,000
                                                                          ------------
 Total Repurchase Agreements (cost -
   $17,991,000).....................                                        17,991,000
                                                                          ------------
 Total Investments (cost -
   $184,394,806) - 103.47%..........                                       193,296,457
 Liabilities in excess of other
  assets - (3.47)%..................                                        (6,486,140)
                                                                          ------------
 Net Assets - 100.00%...............                                      $186,810,317
                                                                          ============

-------
* Non-Income Producing Security
** Stripped Collateralized Mortgage Obligation
+ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
ADR - American Depositary Receipts
ADS - American Depositary Shares
TBA - (To Be Assigned) Securities are purchased on a forward commitment basis with an approximate (generally +/-1.0%) principal amount and generally stated maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.
REMIC - Real Estate Mortgage Investment Conduit

                 See accompanying notes to financial statements

PAINEWEBBER     BALANCED FUND

            STATEMENT OF ASSETS AND LIABILITIES                  AUGUST 31, 1996

Assets
Investments in securities, at value (cost -- $184,394,806)........ $193,296,457
Receivable for investments sold...................................    6,252,399
Dividends and interest receivable.................................      974,984
Receivable for fund shares sold...................................        2,874
Other assets......................................................      126,928
                                                                   ------------
Total assets......................................................  200,653,642
                                                                   ------------
Liabilities
Payable for investments purchased.................................   13,218,787
Payable for fund shares repurchased...............................      331,174
Payable to affiliates.............................................      184,621
Accrued expenses and other liabilities............................      108,743
                                                                   ------------
Total liabilities.................................................   13,843,325
                                                                   ------------
Net Assets
Capital stock -- $0.001 par value.................................  168,822,265
Undistributed net investment income...............................    1,078,091
Accumulated net realized gains from investment transactions.......    8,008,310
Net unrealized appreciation of investments........................    8,901,651
                                                                   ------------
Net assets........................................................ $186,810,317
                                                                   ============
Class A:
Net assets........................................................ $157,524,592
                                                                   ------------
Shares outstanding................................................   15,331,017
                                                                   ------------
Net asset and redemption value per share..........................       $10.27
                                                                         ======
Maximum offering price per share (net asset value plus sales
 charge of 4.50% of offering price.)..............................       $10.75
                                                                         ======
Class B:
Net assets........................................................ $ 22,307,081
                                                                   ------------
Shares outstanding................................................    2,140,581
                                                                   ------------
Net asset value and offering price per share......................       $10.42
                                                                         ======
Class C:
Net assets........................................................ $  6,978,644
                                                                   ------------
Shares outstanding................................................      677,967
                                                                   ------------
Net asset value and offering price per share......................       $10.29
                                                                         ======

                 See accompanying notes to financial statements

PAINEWEBBER     BALANCED FUND

            STATEMENT OF OPERATIONS

                            FOR THE PERIOD MARCH 1, 1996 THROUGH AUGUST 31, 1996

Investment income:
Interest......................................................... $  2,366,560
Dividends........................................................    1,107,325
                                                                  ------------
                                                                     3,473,885
                                                                  ------------
Expenses:
Investment advisory and administration fees......................      739,209
Service fees--Class A............................................      207,179
Service and distribution fees--Class B...........................      120,625
Service and distribution fees--Class C...........................       36,269
Transfer agency and service fees.................................       85,562
Legal and audit..................................................       58,658
Reports and notices to shareholders..............................       50,265
Custody and accounting...........................................       45,829
State registration...............................................       40,634
Directors fees...................................................       15,750
Other expenses...................................................       34,949
                                                                  ------------
                                                                     1,434,929
                                                                  ------------
Net investment income............................................    2,038,956
                                                                  ------------
Realized and unrealized gains (losses) from investment
 activities:
Net realized gains from investment transactions..................    8,010,343
Net change in unrealized appreciation/depreciation of
 investments.....................................................  (10,090,626)
                                                                  ------------
Net realized and unrealized loss from investment activities......   (2,080,283)
                                                                  ------------
Net decrease in net assets resulting from operations............. $    (41,327)
                                                                  ============


                 See accompanying notes to financial statements

PAINEWEBBER     BALANCED FUND

            STATEMENT OF CHANGES IN NET ASSETS

                                                       FOR THE
                                                   PERIOD MARCH 1,   FOR THE
                                                    1996 THROUGH    YEAR ENDED
                                                     AUGUST 31,    FEBRUARY 29,
                                                        1996           1996
                                                   --------------- ------------
From operations:
Net investment income............................   $  2,038,956   $  4,937,988
Net realized gains from investment transactions..      8,010,343     26,983,594
Net change in unrealized
 appreciation/depreciation of investments........    (10,090,626)    10,051,655
                                                    ------------   ------------
Net increase (decrease) in net assets from
 operations......................................        (41,327)    41,973,237
                                                    ------------   ------------
Dividends and distributions to shareholders from:
Net investment income--Class A...................     (1,533,387)    (4,791,490)
Net investment income--Class B...................       (139,866)      (515,250)
Net investment income--Class C...................        (43,823)      (141,969)
Net realized gains from investment transactions--
 Class A.........................................     (7,372,463)   (11,263,998)
Net realized gains from investment transactions--
 Class B.........................................     (1,038,147)    (1,806,909)
Net realized gains from investment transactions--
 Class C.........................................       (319,876)      (473,886)
                                                    ------------   ------------
                                                     (10,447,562)   (18,993,502)
                                                    ------------   ------------
From capital stock transactions:
Net proceeds from the sale of shares.............      2,049,022      5,261,457
Cost of shares repurchased.......................    (20,078,399)   (60,159,403)
Proceeds from dividends reinvested...............      9,622,813     17,234,803
                                                    ------------   ------------
Net decrease in net assets from capital stock
 transactions....................................     (8,406,564)   (37,663,143)
                                                    ------------   ------------
Net decrease in net assets.......................    (18,895,453)   (14,683,408)
Net assets:
Beginning of period..............................    205,705,770    220,389,178
                                                    ------------   ------------
End of period (including undistributed net
 investment income of $1,078,091 and $756,211,
 respectively)...................................   $186,810,317   $205,705,770
                                                    ============   ============


                 See accompanying notes to financial statements

PAINEWEBBER     NOTES TO FINANCIAL STATEMENTS

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

PaineWebber Master Series, Inc. ("Master Series") is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company which currently offers two series of shares: PaineWebber Balanced Fund (the "Fund") and PaineWebber Money Market Fund. The financial statements for PaineWebber Money Market Fund are not included herein. At a meeting on November 29, 1995 the Board of Directors elected to change the Fund's fiscal year end from February 28 to August 31.

Currently the Fund offers Class A, Class B, Class C and Class Y shares (no Class Y shares were outstanding during the period). Each class represents interests in the same assets of the Fund, and the classes are identical except for differences in their sales charge structures, ongoing service and distribution charges and transfer agency expenses. In addition, Class B shares and all corresponding reinvested dividend shares automatically convert to Class A shares approximately six years after issuance. All classes of shares have equal rights as to voting privileges, except that each class has exclusive voting rights with respect to its service and/or distribution plan.

The preparation of financial statements in accordance with generally accepted accounting principles requires Fund management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

Valuation of Investments -- Securities which are listed on stock exchanges are valued at the last sale price on the day the securities are being valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins"), a wholly owned subsidiary of PaineWebber Incorporated ("PaineWebber") and investment adviser, administrator and distributor of Master Series, as the primary market. Securities traded in the over-the-counter ("OTC") market and listed on the Nasdaq Stock Market ("Nasdaq") are valued at the last available sale price, or last bid price available if no sale occurs, on Nasdaq prior to the time of valuation. Where market quotations are readily available, debt securities are valued thereon, provided such quotations adequately reflect the fair value of the securities in the judgment of Mitchell Hutchins. When market quotations are not readily available, securities are valued based upon appraisals derived from information concerning those securities or similar securities received from recognized dealers in those securities. All other securities are valued at fair value as determined in good faith by a management committee under the direction of Master Series' Board of Directors. The amortized cost method of valuation is used to value short-term debt instruments with sixty days or less remaining to maturity, unless the Board of Directors determines that this does not represent fair value.

PAINEWEBBER

Repurchase Agreements -- The Fund's custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund occasionally participates in joint repurchase agreement transactions with other funds managed by Mitchell Hutchins.

Investment Transactions and Investment Income -- Investment transactions are recorded on trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis and dividend income is recorded on the ex-dividend date. Discounts are accreted and premiums are as adjustments to interest income and the identified cost of investments.

Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares of each class at the beginning of the day (after adjusting for current capital share activity of the respective classes). Class-specific expenses are charged directly to the applicable class of shares.

Dividends and Distributions -- Dividends and distributions to shareholders are recorded on the ex-date. The amount of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassifications.

CONCENTRATION OF RISK

The ability of the issuers of the debt securities held by the Fund to meet their obligations may be affected by economic and political developments particular to a specific industry, country or region.

INVESTMENT ADVISER AND ADMINISTRATOR

The Board of Directors of Master Series has approved an Investment Advisory and Administration Contract ("Advisory Contract") with Mitchell Hutchins, under which

PAINEWEBBER

Mitchell Hutchins serves as investment adviser and administrator of the Fund. In accordance with the Advisory Contract, Mitchell Hutchins receives compensation from the Fund, computed daily and paid monthly, in accordance with the following schedule:

                                                                         Annual
                        Average Daily Net Assets                          Rate
                        ------------------------                         ------
Up to $500 million...................................................... 0.750%
In excess of $500 million up to $1.0 billion............................ 0.725
In excess of $1.0 billion up to $1.5 billion............................ 0.700
In excess of $1.5 billion up to $2.0 billion............................ 0.675
Over $2.0 billion....................................................... 0.650

At August 31, 1996, the Fund owed Mitchell Hutchins $120,277 in investment advisory and administration fees. For the period March 1, 1996 through August 31, 1996 the Fund paid brokerage commissions to PaineWebber in the amount of $2,220 for transactions executed on behalf of the Fund.

DISTRIBUTION PLANS

Mitchell Hutchins is the distributor of the Fund's shares and has appointed PaineWebber as the exclusive dealer for the sale of those shares. Under separate plans of distribution pertaining to the Class A, Class B and Class C shares, the Fund pays Mitchell Hutchins monthly service fees at an annual rate of 0.25% of the average daily net assets of Class A, Class B and Class C shares, and monthly distribution fees at an annual rate of 0.75% of the average daily net assets of the Class B and Class C shares. At August 31, 1996, the Fund owed Mitchell Hutchins $59,028 in service and distribution fees.

Mitchell Hutchins also receives the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class A, Class B and Class C shares. Mitchell Hutchins has informed the Fund that for the period March 1, 1996 through August 31, 1996, it earned $33,520 in sales charges.

TRANSFER AGENCY SERVICE FEES

The Fund pays PaineWebber an annual fee of $4.00 per active PaineWebber shareholder account for certain services not provided by the Funds' transfer agent. For these services for the period March 1, 1996 through August 31, 1996, PaineWebber earned $32,992 in service fees from the Fund. At August 31, 1996, the Fund owed PaineWebber $5,316 for shareholder service fees.

INVESTMENTS IN SECURITIES

For federal income tax purposes, the cost of securities owned at August 31, 1996, was substantially the same as the cost of securities for financial statement purposes.

PAINEWEBBER

At August 31, 1996, the components of net unrealized appreciation of investments were as follows:

Gross appreciation (investments having an excess of value
 over cost)........................................................ $12,735,081
Gross depreciation (investments having an excess of cost
 over value).......................................................  (3,833,430)
                                                                    -----------
Net unrealized appreciation of investments......................... $ 8,901,651
                                                                    ===========

For the period ended August 31, 1996, total aggregate purchases and sales of portfolio securities, excluding short-term securities, were as follows:

Purchases.......................................................... $184,301,851
Sales.............................................................. $195,037,537

FEDERAL TAX STATUS

The Fund intends to distribute substantially all of its taxable income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.

CAPITAL STOCK

There are 10 billion shares of $0.001 par value common stock authorized for Master Series, of which 3 billion is allocated to Balanced Fund. Transactions in shares of common stock were as follows:

                                 CLASS A                   CLASS B                 CLASS C
                         ------------------------  ------------------------  ---------------------
                           SHARES       AMOUNT       SHARES       AMOUNT      SHARES     AMOUNT
                         ----------  ------------  ----------  ------------  --------  -----------
FOR THE PERIOD ENDED
 AUGUST 31, 1996:
Shares sold.............     56,574  $    604,881      89,994  $    961,478    45,033  $   482,663
Shares repurchased...... (1,544,512)  (16,273,895)   (269,075)   (2,886,820)  (85,653)    (917,684)
Dividends reinvested....    799,422     8,218,331     102,843     1,076,033    31,826      328,449
Shares converted from
 Class B to Class A.....    205,793     2,216,806    (203,043)   (2,216,806)      --           --
                         ----------  ------------  ----------  ------------  --------  -----------
Net decrease............   (482,723) $ (5,233,877)   (279,281) $ (3,066,115)   (8,794) $  (106,572)
                         ==========  ============  ==========  ============  ========  ===========
FOR THE YEAR ENDED
 FEBRUARY 29, 1996:
Shares sold.............    164,606  $  1,869,379     230,424  $  2,491,356    83,864  $   900,722
Shares repurchased...... (4,486,211)  (47,606,806)   (862,177)   (9,218,579) (318,628)  (3,334,018)
Dividends reinvested....  1,404,569    14,605,792     196,757     2,075,499    53,064      553,512
Shares converted from
 Class B to Class A.....    900,365     9,482,914    (891,917)   (9,482,914)      --           --
                         ----------  ------------  ----------  ------------  --------  -----------
Net decrease............ (2,016,671) $(21,648,721) (1,326,913) $(14,134,638) (181,700) $(1,879,784)
                         ==========  ============  ==========  ============  ========  ===========

                      [This Page Intentionally Left Blank]

PAINEWEBBER     BALANCED FUND

            FINANCIAL HIGHLIGHTS

            SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD IS PRESENTED BELOW:

                                                      CLASS A
                          ------------------------------------------------------------------------
                           FOR THE
                            PERIOD                                                      FOR THE
                           MARCH 1,      FOR THE                                        PERIOD
                             1996          YEAR        FOR THE YEARS ENDED           JULY 1, 1991+
                           THROUGH        ENDED            FEBRUARY 28,                 THROUGH
                          AUGUST 31,   FEBRUARY 29, ------------------------------   FEBRUARY 29,
                             1996          1996       1995       1994       1993         1992
                          ----------   ------------ --------   --------   --------   -------------
Net asset value,
 beginning of period....     $10.85      $   9.80   $  12.04   $  11.54   $  11.01     $   10.09
                           --------      --------   --------   --------   --------     ---------
Net investment income...       0.12++        0.27++     0.26       0.22       0.33          0.19
Net realized and
 unrealized gains
 (losses) from
 investment
 transactions...........      (0.12)         1.84      (1.07)      1.31       0.54          0.96
                           --------      --------   --------   --------   --------     ---------
Net increase (decrease)
 from investment
 operations.............       0.00          2.11      (0.81)      1.53       0.87          1.15
                           --------      --------   --------   --------   --------     ---------
Dividends from net
 investment income......      (0.10)        (0.31)     (0.23)     (0.25)     (0.34)        (0.23)
Distributions from net
 realized gains from
 investment
 transactions...........      (0.48)        (0.75)     (1.20)     (0.78)        --            --
                           --------      --------   --------   --------   --------     ---------
Total dividends and
 distributions..........      (0.58)        (1.06)     (1.43)     (1.03)     (0.34)        (0.23)
                           --------      --------   --------   --------   --------     ---------
Net asset value, end of
 period.................   $  10.27      $  10.85   $   9.80   $  12.04   $  11.54     $   11.01
                           ========      ========   ========   ========   ========     =========
Total investment re-
 turn(1)................       0.03 %       22.08 %    (6.02)%    13.57 %     8.09 %       11.43 %
                           ========      ========   ========   ========   ========     =========
Ratios/Supplemental
 Data:
Net assets, end of pe-
 riod (000's)...........   $157,525      $171,609   $174,761   $216,492   $154,594          $916
Ratio of expenses to
 average net assets.....       1.34 %*       1.29 %     1.26 %     1.21 %     1.18 %        1.30 %*
Ratio of net investment
 income to average net
 assets.................       2.19 %*       2.55 %     2.41 %     1.74 %     2.52 %        3.43 %*
Portfolio turnover......        103 %         188 %      107 %       69 %       33 %          84 %
Average commission rate
 paid per share on com-
 mon stock invest-
 ments purchased/sold(2).  $ 0.0600           --         --         --         --            --
---------------------

 * Annualized
 + Commencement of issuance of shares
++ Calculated using the monthly average shares outstanding for the year.
(1) Total investment return is calculated assuming a $1,000 investment on the first day of the period, reinvestment of all dividends and other distributions at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. The figures do not include sales charges; results for each class would be lower if sales charges were included. Total investment returns for periods of less than one year have not been annualized.
(2) Disclosure effective for fiscal years beginning on or after September 1, 1995.

PAINEWEBBER     BALANCED FUND


                           CLASS B                                                          CLASS C
--------------------------------------------------------------------- ----------------------------------------------------------
 FOR THE                                                               FOR THE
  PERIOD                                                                PERIOD                                        FOR THE
 MARCH 1,      FOR THE                                     FOR THE     MARCH 1,      FOR THE       FOR THE            PERIOD
   1996          YEAR       FOR THE YEARS ENDED              YEAR        1996          YEAR      YEARS ENDED       JULY 2, 1992+
 THROUGH        ENDED           FEBRUARY 28,                ENDED      THROUGH        ENDED      FEBRUARY 28,         THROUGH
AUGUST 31,   FEBRUARY 29, ----------------------------   FEBRUARY 29, AUGUST 31,   FEBRUARY 29, ----------------   FEBRUARY 28,
   1996          1996      1995      1994       1993         1992        1996          1996      1995     1994         1993
----------   ------------ -------   -------   --------   ------------ ----------   ------------ ------   -------   -------------
 $ 11.00       $  9.90    $ 12.10   $ 11.56   $  10.99     $  10.21    $ 10.88        $ 9.82    $12.03   $ 11.54      $ 10.86
 -------       -------    -------   -------   --------     --------    -------        ------    ------   -------      -------
    0.08++        0.19++     0.44      0.26       0.30         0.35       0.08++        0.19++    0.19      0.14         0.13
   (0.11)         1.86      (1.32)     1.18       0.48         0.78      (0.12)         1.84     (1.07)     1.30         0.71
 -------       -------    -------   -------   --------     --------    -------        ------    ------   -------      -------
   (0.03)         2.05      (0.88)     1.44       0.78         1.13      (0.04)         2.03     (0.88)     1.44         0.84
 -------       -------    -------   -------   --------     --------    -------        ------    ------   -------      -------
   (0.07)        (0.20)     (0.12)    (0.12)     (0.21)       (0.35)     (0.07)        (0.22)    (0.13)    (0.17)       (0.16)
   (0.48)        (0.75)     (1.20)    (0.78)        --           --      (0.48)        (0.75)    (1.20)    (0.78)          --
 -------       -------    -------   -------   --------     --------    -------        ------    ------   -------      -------
   (0.55)        (0.95)     (1.32)    (0.90)     (0.21)       (0.35)     (0.55)        (0.97)    (1.33)    (0.95)       (0.16)
 -------       -------    -------   -------   --------     --------    -------        ------    ------   -------      -------
 $ 10.42       $ 11.00    $  9.90   $ 12.10   $  11.56     $  10.99    $ 10.29        $10.88    $ 9.82   $ 12.03      $ 11.54
 =======       =======    =======   =======   ========     ========    =======        ======    ======   =======      =======
   (0.30)%       21.20 %    (6.68)%   12.62 %     7.25 %      11.24 %    (0.38)%       21.12 %   (6.69)%   12.75 %       7.78 %
 =======       =======    =======   =======   ========     ========    =======        ======    ======   =======      =======
 $22,307       $26,627    $37,104   $83,178   $160,115     $346,290    $ 6,979        $7,469    $8,525   $12,916       $7,058
    2.09 %*       2.05 %     1.98 %    2.05 %     1.98 %       2.02 %     2.09 %*       2.08 %    2.01 %    1.96 %       1.95 %*
    1.43 %*       1.81 %     1.60 %    1.00 %     2.02 %       3.25 %     1.44 %*       1.77 %    1.62 %    0.97 %       1.91 %*
     103 %         188 %      107 %      69 %       33 %         84 %      103 %         188 %     107 %      69 %         33 %
 $0.0600           --         --        --         --           --     $0.0600           --        --        --           --

PAINEWEBBER     BALANCED FUND

REPORT OF INDEPENDENT ACCOUNTANTS

To the Shareholders and Board of Directors of PaineWebber Master Series, Inc.

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of PaineWebber Balanced Fund (one of the portfolios constituting PaineWebber Master Series, hereafter referred to as the "Fund") at August 31, 1996, the results of its operations for the period March 1, 1996 through August 31, 1996, the changes in its net assets for the period March 1, 1996 through August 31, 1996 and for the year ended February 29, 1996 and the financial highlights for each of the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 1996 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP

1177 Avenue of the Americas New York, New York 10036
October 28, 1996

PAINEWEBBER     BALANCED FUND

TAX INFORMATION (UNAUDITED)

We are required by Subchapter M of the Internal Revenue Code of 1986, as amended, to advise you within 60 days of the Fund's fiscal year end (August 31, 1996), as to the federal tax status of distributions received by shareholders during such fiscal year. Accordingly, we are advising you that the following distributions paid during the fiscal year by the Fund were taxable and are derived from the following sources:

PER SHARE DATA:
Net investment income*
  Class A.............................................................. $0.1005
  Class B..............................................................  0.0651
  Class C..............................................................  0.0662
Short-term capital gains*+.............................................  0.2064
Long-term capital gains+...............................................  0.2768
Percentage of ordinary income dividends qualifying for the dividends
 received deduction available to corporate shareholders................   35.30

-------
* Taxable as ordinary income
+ Amounts apply to all classes

Distributions received by tax-exempt recipients (e.g., IRAs and Keoghs) need not be reported as taxable income. Some retirement trusts (e.g., corporate, Keogh and 403(b)(7) plans) may need this information for their annual information reporting.

Because the Fund's fiscal year is not the calendar year, another notification will be sent in respect of calendar 1996. The second notification, which will reflect the amount to be used by calendar year taxpayers on their federal income tax returns, will be made in conjunction with Form 1099 DIV and will be mailed in January 1997. Shareholders are advised to consult their own tax advisers with respect to the tax consequences of their investment in the Fund.

PAINEWEBBER     BALANCED FUND

            SHAREHOLDER INFORMATION

            A Special Meeting of Shareholders was held on April 15, 1996. At the meeting the following proposals were approved. (Shareholders of the Trust, comprised of the Fund and another series, voted together as a single class with respect to the election of board members, other matters noted below were approved by shareholders of the Fund.)

PROPOSAL 1

                           SHARES VOTED       SHARES
                               FOR      WITHHOLD AUTHORITY
                           ------------ ------------------
To elect ten members of
 its Board of Directors:
  Margo N. Alexander......  30,108,980      3,571,102
  Richard Q. Armstrong....  30,110,878      3,569,204
  E. Garrett Bewkes,
   Jr. ...................  30,110,878      3,569,204
  Richard Burt............  30,015,121      3,664,961
  Mary C. Farrell.........  30,108,980      3,571,102
  Meyer Feldberg..........  30,027,076      3,653,006
  George W. Gowen.........  30,110,878      3,569,204
  Frederic V. Malek.......  30,015,121      3,664,961
  Carl W. Schafer.........  30,110,878      3,569,204
  John R. Torell III......  30,095,791      3,584,291

PROPOSAL 2

To vote for or against the ratification of the selection of Price Waterhouse LLP as the independent auditors for the Fund's current fiscal year ending August 31, 1996:

         SHARES VOTED                      SHARES                                        SHARES
             FOR                           AGAINST                                       ABSTAIN
         ------------                      -------                                       -------
          8,838,617                        58,235                                        725,315

PROPOSAL 3

To vote for or against the following changes to the Fund's fundamental investment restrictions and policies.
For each of the following proposals, the votes were as follows:

                                                    SHARES VOTED SHARES  SHARES
                                                        FOR      AGAINST ABSTAIN
                                                    ------------ ------- -------
Modification of fundamental restriction on portfo-
 lio diversification for diversified funds........   8,648,607   160,215 813,345
Modification of fundamental restriction on concen-
 tration..........................................   8,648,607   160,215 813,345
Modification of fundamental restriction on senior
 securities and borrowing.........................   8,648,607   160,215 813,345
Modification of fundamental restriction on making
 loans............................................   8,648,607   160,215 813,345
Modification of fundamental restriction on under-
 writing securities...............................   8,648,607   160,215 813,345
Modification of fundamental restriction on real
 estate investments...............................   8,648,607   160,215 813,345
Modification of fundamental restriction on invest-
 ing in commodities...............................   8,648,607   160,215 813,345
Elimination of fundamental restriction on margin
 transactions.....................................   8,648,607   160,215 813,345
Elimination of fundamental restriction on short
 sales............................................   8,648,607   160,215 813,345
Elimination of fundamental restriction on invest-
 ments in oil, gas,
 and mineral leases and programs..................   8,648,607   160,215 813,345
Elimination of fundamental restriction on invest-
 ments in other investment companies..............   8,648,607   160,215 813,345
Elimination of fundamental restriction relating to
 purchases of
 securities not permitted under investment objec-
 tive.............................................   8,648,607   160,215 813,345

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(Broker non-votes and abstentions are included within the "Shares Withhold
Authority" and "Shares Abstain" totals.)

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